Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities without DPF (Details) - Investment contract liabilities without DPF - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Measured at fair value
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	$ 2	$ 2
Deposits	0	0
Interest	0	0
Withdrawals	0	0
Fees	0	0
Change in fair value	7	0
Other	0	0
Foreign exchange rate movements	0	0
Ending balance	9	2
Measured at amortized cost
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	2,690	2,612
Deposits	303	467
Interest	60	59
Withdrawals	(570)	(457)
Fees	(7)	(7)
Change in fair value	0	0
Other	10	16
Foreign exchange rate movements	1	0
Ending balance	$ 2,487	$ 2,690